Summary of Significant Accounting Policies Principles of Consolidation (Policies)	12 Months Ended
Dec. 28, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation: The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries and entities for which St. Jude Medical has a controlling financial interest. Intercompany transactions and balances have been eliminated in consolidation. For variable interest entities (VIEs), the Company assesses the terms of its interest in the entity to determine if St. Jude Medical is the primary beneficiary. Variable interests are ownership, contractual or other interests in an entity that change with increases or decreases in the fair value of the VIE's net assets exclusive of variable interests. The entity that consolidates the VIE is considered the primary beneficiary, and is defined as the party with (1) the power to direct activities of the VIE that most significantly affect the VIE's economic performance and (2) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE. In the first quarter of 2013, the Company determined that CardioMEMS, Inc. (CardioMEMS) was a VIE for which the Company is the primary beneficiary and began consolidating their results effective February 27, 2013. Additionally, during the second quarter of 2013, the Company entered into a $40 million equity investment, contingent acquisition agreement and exclusive distribution agreement with Spinal Modulation, Inc. (Spinal Modulation) and determined it also was a VIE for which the Company is the primary beneficiary. The Company began consolidating Spinal Modulation's results effective June 7, 2013 (see Note 2).